Share-Based Payments (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Share Based Payment Arrangements Text Block Abstract
Schedule of relevant percentage of options
Vesting period of the relevant percentage of the options	Cap of options exercisable
After 6 months since the Listing Date	1% of the total shares
After 12 months since the Listing Date	2% of the total shares
After 18 months since the Listing Date	2.5% of the total shares
After 24 months since the Listing Date	3% of the total shares

Schedule of lists of inputs to the model used
Assumptions	Inputs
Dividend yield (%)	0%
Expected volatility (%) (note)	49%
Risk-free interest rate (%)	0.36%
Suboptimal factor	2.5
Forfeiture rate	0%
Option life (years)	4.78
Share price (US$ per share)	8.67

Note:	Expected volatility is determined by reference to a peer group of publicly traded companies. No other feature of the options granted was incorporated into the measurement of fair value.

Assumptions	Inputs
Dividend yield (%)	0%
Expected volatility (%) (note)	50%
Risk-free interest rate (%)	0.88%
Suboptimal factor	1.0 - 2.5
Forfeiture rate	0%
Option life (years)	10
Share price (US$ per share)	9.03

Note:	Expected volatility is determined by reference to a peer group of publicly traded companies. No other feature of the options granted was incorporated into the measurement of fair value.

Schedule of share options and outstanding restricted shares
	2021 WAEP US$	2021 Number of options
At January 1	8.46	887,002
Granted during the year	—	—
Forfeited during the year	—	—
Exercised during the year	—	—
Expired during the year	—	—
At June 30	8.46	887,002

	2022 WAEP US$	2022 Number of options
At January 1	8.46	887,002
Granted during the year	—	—
Forfeited during the year	—	—
Exercised during the year	—	—
Expired during the year	—	—
At June 30	8.46	887,002

	2021 WAEP US$	2021 Numbers of options	2021 Number of restricted shares
At January 1, 2021	0.01	1,125,334	101,666
Granted during the year	—	—	—
Forfeited during the year	—	—	—
Exercised during the year	—	—	—
Expired during the year	—	—	—
At December 31, 2021	0.01	1,125,334	101,666

	2022 WAEP US$	2022 Numbers of options	2022 Number of restricted shares
At January 1, 2022	0.01	1,125,334	101,666
Granted during the year	—	—	—
Forfeited during the year	—	—	—
Exercised during the year	—	—	—
Expired during the year	—	—	—
At June 30, 2022	0.01	1,125,334	101,666

Schedule of share options and restricted shares outstanding
	December 31,	June 30,
	2021	2022
Exercise period	Number of options	Number of options	Exercise price US$
July 12, 2021 – January 12, 2025	295,667	295,667	8.46
January 12, 2022 – January 12, 2025	295,667	295,667	8.46
July 12, 2022 – January 12, 2025	147,834	147,834	8.46
January 12, 2023 – January 12, 2025	147,834	147,834	8.46
	887,002	887,002

Exercise period	December 31, 2021 Number of options	December 31, 2021 Number of restricted shares	June 30, 2020 Number of options	June 30, 2020 Number of restricted shares	Exercise price US$
October 1, 2021 – October 30, 2030	562,666	50,832	562,666	50,832	0.01
October 1, 2022 – October 30, 2030	337,600	30,500	337,600	30,500	0.01
October 1, 2023 – October 30, 2030	112,534	10,167	112,534	10,167	0.01
October 1, 2024 – October 30, 2030	112,534	10,167	112,534	10,167	0.01
	1,125,334	101,666	1,125,334	101,666